INCOME TAX (Schedule of Income Tax Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income tax expense (recovery)
Current	$ 16,086	$ 13,150
Deferred	2,833	6,087
Income tax expense	$ 18,919	$ 19,237